Leases (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Leases [Abstract]
Lease abatement	$ 4,673
Deferred rent	4,500
Increase in lease liability	2,678			$ (4,697)	$ (4,101)	$ (7,632)	$ (8,451)	$ (8,041)
Decrease in occupancy costs	9,173
Gain on lease modification	$ 3,281			3,281	0
Leases which have not yet commenced		$ 93,682		93,682		$ 93,682
Operating lease expense		$ 394	$ 266	$ 1,003	$ 444